Property and Equipment, net (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Computer and software CNY	Dec. 31, 2011 Computer and software CNY	Dec. 31, 2012 Furniture, fixtures and other equipment CNY	Dec. 31, 2011 Furniture, fixtures and other equipment CNY	Dec. 31, 2012 Motor vehicles CNY	Dec. 31, 2011 Motor vehicles CNY	Dec. 31, 2012 Leasehold improvements CNY	Dec. 31, 2011 Leasehold improvements CNY
Property and equipment, net
Property and equipment, gross	51,912	46,489			46,339	41,121	2,799	2,594	407	407	2,367	2,367
Less: accumulated depreciation and amortization	(29,481)	(18,890)
Property and equipment, net	22,431	27,599		3,600
Depreciation and amortization expenses for the property and equipment	13,264	9,830	3,939